UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:   811-08966

Name of Fund: Legg Mason Growth Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:
Name and address of agent for service: Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

Legg Mason
Growth Trust, Inc.

June 30, 2004

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Growth Trust’s semi-annual report for the six months ended June 30, 2004.

   The following table summarizes key statistics for the Primary Class of shares of the Fund, along with some comparative indices, as of June 30, 2004:

Total ReturnsA

	6 Months	12 Months

Growth Trust Primary Class	+2.67%	+24.31%
S&P 500 Stock Composite IndexB	+3.44%	+19.11%
Lipper Large-Cap Growth Funds IndexC	+2.18%	+16.08%

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

July 26, 2004

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	A market-capitalization weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

C	An index comprised of the 30 largest funds in the Lipper universe of 655 large-cap growth funds.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Growth Trust, Inc.

   The following graph compares the Fund’s total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Due to the limited operating history of the Financial Intermediary and Institutional Classes, performance graphs are not presented. The Financial Intermediary Class, which began operations on January 29, 2004, had a total return of +4.75% for the period from its inception to June 30, 2004. The Institutional Class, which began operations on March 5, 2004, had a total return of +3.36% for the period from its inception to June 30, 2004.
   Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+24.31%	+24.31%
Five Years	+18.57%	+3.47%
Life of Class*	+214.40%	+13.26%
* Inception date — April 17, 1995

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning April 30, 1995.

Performance Information — Continued

Semi-Annual Report to Shareholders

Sector Diversification (as of June 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of June 30, 2004)

% of
Security	Net Assets

InterActiveCorp	8.2%
Amazon.com, Inc.	8.1%
Nextel Communications, Inc.	7.2%
eBay Inc.	6.2%
Electronic Arts Inc. (EA)	5.2%
Yahoo! Inc.	4.7%
The DIRECTV Group, Inc.	4.6%
International Game Technology	4.2%
QUALCOMM Inc.	4.0%
UTStarcom, Inc.	3.7%

Semi-Annual Report to Shareholders

Selected Portfolio Performance B

Strongest performers for the 2nd quarter 2004C

1.	Yahoo! Inc.	+50.2%
2.	eBay Inc.	+32.7%
3.	Amazon.com, Inc.	+25.7%
4.	JetBlue Airways Corporation	+16.4%
5.	Microsoft Corporation	+14.6%

Weakest performers for the 2nd quarter 2004C

1.	Nokia Oyj – ADR	-28.3%
2.	International Game Technology	-14.2%
3.	Intuit Inc.	-13.6%
4.	Level 3 Communications, Inc.	-12.3%
5.	Citigroup Inc.	-9.3%

Portfolio Changes

Securities added during the 2nd quarter 2004	Securities sold during the 2nd quarter 2004

Netease.com Inc. – ADR	Cott Corporation

B	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

C	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Growth Trust, Inc.

June 30, 2004
(Amounts in Thousands) (Unaudited)

	Shares/Par	Value

Common Stock and Equity Interests — 98.7%
Consumer Discretionary — 37.6%
Hotels, Restaurants and Leisure — 4.2%
International Game Technology	400	$15,440

Internet and Catalog Retail — 22.5%
Amazon.com, Inc.	550	29,920	A
eBay Inc.	250	22,987	A
InterActiveCorp	1,000	30,140	A

		83,047

Media — 10.9%
Liberty Media Corporation	1,200	10,788	A
The DIRECTV Group, Inc.	1,000	17,100	A
XM Satellite Radio Holdings Inc.	450	12,281	A

		40,169

Financials — 2.3%
Diversified Financial Services — 2.3%
Citigroup Inc.	185	8,603

Health Care — 7.3%
Health Care Providers and Services — 7.3%
Anthem, Inc.	100	8,956	A
McKesson Corporation	300	10,299
UnitedHealth Group Incorporated	125	7,781

		27,036

Industrials — 6.1%
Airlines — 2.8%
JetBlue Airways Corporation	350	10,283	A

Commercial Services and Supplies — 3.3%
DeVry, Inc.	450	12,339	A

Semi-Annual Report to Shareholders

	Shares/Par	Value

Information Technology — 28.8%
Communications Equipment — 7.3%
Nokia Oyj – ADR	850	$12,359
QUALCOMM Inc.	200	14,596

		26,955

Internet Software and Services — 6.3%
Netease.com Inc. – ADR	150	6,198	A
Yahoo! Inc.	475	17,257	A

		23,455

IT Consulting and Services — 3.2%
Accenture Ltd.	425	11,679	A

Software — 12.0%
Computer Associates International, Inc.	275	7,717
Electronic Arts Inc. (EA)	350	19,092	A
Intuit Inc.	138	5,305	A
Microsoft Corporation	425	12,138

		44,252

Telecommunication Services — 16.6%
Diversified Telecommunication Services — 5.8%
Level 3 Communications, Inc.	2,250	7,987	A
UTStarcom, Inc.	450	13,612	A

		21,599

Wireless Telecommunication Services — 10.8%
Nextel Communications, Inc.	1,000	26,660	A
Vodafone Group plc – ADR	600	13,260

		39,920

Total Common Stock and Equity Interests (Identified Cost — $271,491)		364,777

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Growth Trust, Inc. — Continued

	Par	Value

Repurchase Agreements — 1.7%
Goldman, Sachs & Company 1.47%, dated 6/30/04, to be repurchased at $3,099 on 7/1/04 (Collateral: $3,290 Fannie Mae mortgage-backed securities, 5%, due 5/1/34, value $3,184)	$3,099	$3,099
J.P. Morgan Chase & Co. 1.3%, dated 6/30/04, to be repurchased at $3,098 on 7/1/04 (Collateral: $3,184 Fannie Mae notes, 3.75%, due 9/15/08, value $3,162)	3,098	3,098

Total Repurchase Agreements (Identified Cost — $6,197)		6,197

Total Investments — 100.4% (Identified Cost — $277,688)		370,974
Other Assets Less Liabilities — (0.4)%		(1,478)

Net Assets — 100.0%		$369,496

A	Non-income producing.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Growth Trust, Inc.

June 30, 2004
(Amounts in Thousands) (Unaudited)

Assets:

Investment securities at market value (cost — $271,491)	$364,777
Short-term securities at value (cost — $6,197)	6,197

Total investments		$370,974
Receivable for fund shares sold		1,026
Receivable for dividend and interest income		181	A

		372,181

Liabilities:

Payable for fund shares repurchased	240
Payable for securities purchased	1,909
Due to manager and distributor	492
Accrued expenses	44

		2,685

Net Assets		$369,496

Net assets consist of:

Accumulated paid-in-capital applicable to:
12,668 Primary Class shares outstanding	$285,352
83 Financial Intermediary Class shares outstanding	2,290
80 Institutional Class shares outstanding	2,231
Undistributed net investment income/(loss)	(2,500)
Accumulated net realized gain/(loss) on investments	(11,163)
Unrealized appreciation/(depreciation) of investments	93,286

Net Assets		$369,496

Net Asset Value Per Share:

Primary Class		$28.79

Financial Intermediary Class		$28.90

Institutional Class		$28.91

A	Includes foreign taxes payable of $13.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Growth Trust, Inc.

For the Six Months Ended June 30, 2004
(Amounts in Thousands) (Unaudited)

Investment Income:

Dividends	$639	A
Interest	62

Total income			$701

Expenses:

Investment advisory fee	1,207

Distribution and service fees:
Primary Class	1,717
Financial Intermediary Class	1
Audit and legal fees	29
Custodian fees	45
Directors’ fees and expenses	12
Registration fees	41
Reports to shareholders	38

Transfer agent and shareholder servicing expense:
Primary Class	103
Financial Intermediary Class	1
Institutional Class	—	B
Other expenses	7

Total expenses, net of waivers			3,201

Net Investment Income/(Loss)			(2,500)

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on investments	22,176
Change in unrealized appreciation/(depreciation) of investments	(10,790)

Net Realized and Unrealized Gain/(Loss) on Investments			11,386

Change in Net Assets Resulting From Operations			$8,886

A	Net of foreign taxes withheld of $56.

B	Amount less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Growth Trust, Inc.

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03

	(Unaudited)

Change in Net Assets:

Net investment income/(loss)	$(2,500)	$(3,065)

Net realized gain/(loss) on investments	22,176	6,835

Change in unrealized appreciation/(depreciation) of investments	(10,790)	103,594

Change in net assets resulting from operations	8,886	107,364

Change in net assets from Fund share transactions:
Primary Class	23,573	87,964
Financial Intermediary Class	2,290	N/A
Institutional Class	2,231	N/A

Change in net assets	36,980	195,328

Net Assets:

Beginning of period	332,516	137,188

End of period	$369,496	$332,516

Undistributed net investment income/(loss)	$(2,500)	$—

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Growth Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2004		2003	2002		2001		2000		1999

	(Unaudited)
Net asset value, beginning of period	$28.04		$17.17	$18.88		$20.21		$26.09		$22.00

Investment operations:
Net investment income/(loss)	(.20)		(.26)	(.11	)C	(.19	)C	(.26	)C	(.15	)C
Net realized and unrealized gain/(loss) on investments	.95		11.13	(1.60)		(1.14)		(5.62)		4.24

Total from investment operations	.75		10.87	(1.71)		(1.33)		(5.88)		4.09

Net asset value, end of period	$28.79		$28.04	$17.17		$18.88		$20.21		$26.09

Ratios/supplemental data:

Total return	2.67	%A	63.31%	(9.06)%		(6.58)%		(22.54)%		18.59%

Expenses to average net assets	1.86	%B	1.88%	1.90	%C	1.90	%C	1.90	%C	1.90	%C

Net investment income/(loss) to average net assets	(1.45	)%B	(1.35)%	(.79	)% C	(.93	)% C	(.96	)% C	(.91	)%C

Portfolio turnover rate	16	%A	50%	71%		63%		69%		14%

Net assets, end of period (in thousands)	$364,792		$332,516	$137,188		$134,641		$170,882		$275,624

A	Not annualized.

B	Annualized.
C	Net of fees waived by LMFM pursuant to a voluntary expense limitation of 1.90% through April 30, 2005. If no fees had been waived by LMFM, the annualized ratio of expenses to average net assets would have been as follows: for the years ended December 31, 2002, 2.06%; 2001, 1.97%; 2000, 1.93%; and 1999, 1.93%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Period
	Ended
	June 30, 2004D

	(Unaudited)
Net asset value, beginning of period	$27.59

Investment operations:
Net investment income/(loss)	(.05)
Net realized and unrealized gain/(loss) on investments	1.36

Total from investment operations	1.31

Net asset value, end of period	$28.90

Ratios/supplemental data:
Total return	4.75%A,D

Expenses to average net assets	1.15%B

Net investment income/(loss) to average net assets	(.71	)%B

Portfolio turnover rate	16%A

Net assets, end of period (in thousands)	$2,397

D	For the period January 29, 2004 (commencement of operations of the Financial Intermediary Class) to June 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Period
	Ended
	June 30, 2004E

	(Unaudited)
Net asset value, beginning of period	$27.94

Investment operations:
Net investment income/(loss)	(.01)
Net realized and unrealized gain/(loss) on investments	.98

Total from investment operations	.97

Net asset value, end of period	$28.91

Ratios/supplemental data:
Total return	3.36%A,E

Expenses to average net assets	.80%B

Net investment income/(loss) to average net assets	(.26	)%B

Portfolio turnover rate	16%A

Net assets, end of period (in thousands)	$2,307

E	For the period March 5, 2004 (commencement of operations of the Institutional Class) to June 30, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Growth Trust, Inc.

(Amounts in Thousands)

1. Significant Accounting Policies:

   The Legg Mason Growth Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, non-diversified investment company.
   Growth Trust offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2004, receivables for securities sold and payables for securities purchased for the Fund were:

Receivable for	Payable for
Securities Sold	Securities Purchased

$ —	$1,909

   For the six months ended June 30, 2004, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$92,566	$53,160

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Commission Recapture

   The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended June 30, 2004, the Fund received no commission rebates.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance

Semi-Annual Report to Shareholders

with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.
   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. During the six months ended June 30, 2004, the Fund realized net gains of $22,176, which the Fund intends to offset against available capital loss carryforwards for federal income tax purposes at the end of the fiscal year. At December 31, 2003, capital loss carryforwards were:

Expiration Date	Amount

2007	$2,372
2008	4,067
2009	4,421
2010	14,685

3. Transactions With Affiliates:

   The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. (“LMFM”). Pursuant to its agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.
   LMFM has agreed to waive its fees in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month an annual rate of 1.90% of average daily net assets until April 30, 2005, as shown in the chart below. For the six months ended June 30, 2004, no fees were waived.

At June 30, 2004

Management	Asset	Management
Fee	Breakpoint	Fees Payable

0.70%	$0 - $2 billion	$204
0.65%	in excess of $2 billion

   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA’s services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at a rate of 0.05% of the average daily net assets of the Fund.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as the Fund’s distributor. Legg Mason receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

			At June 30, 2004

	Distribution	Service	Distribution and
	Fee	Fee	Service Fees Payable

Primary Class	0.75%	0.25%	$287
Financial Intermediary Class	N/A	0.25%	1

   The Fund paid $5 in brokerage commissions to Legg Mason for Fund security transactions during the six months ended June 30, 2004.

   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $33 for the six months ended June 30, 2004.
   LMFM, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and

Semi-Annual Report to Shareholders

interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2004, the Fund had no borrowings under the Credit Agreement.

5. Fund Share Transactions:

   At June 30, 2004, there were 100,000 shares authorized at $.001 par value for each of the Primary, Financial Intermediary and Institutional Classes of the Fund. Share transactions were as follows:

			Financial	Institutional
	Primary Class		Intermediary Class	Class

	Six Months Ended	Year Ended	Period Ended	Period Ended
	6/30/04	12/31/03	6/30/04A	6/30/04B

Shares:
Sold	2,939	8,199	91	80
Repurchased	(2,128)	(4,333)	(8)	—

Net Change	811	3,866	83	80

Amount:
Sold	$82,114	$187,363	$2,525	$2,231
Repurchased	(58,541)	(99,399)	(235)	—

Net Change	$23,573	$87,964	$2,290	$2,231

A	For the period January 29, 2004 (commencement of operations of the Financial Intermediary Class) to June 30, 2004.

B	For the period March 5, 2004 (commencement of operations of the Institutional Class) to June 30, 2004.

Notes

Fund Information

Investment Adviser

Legg Mason Funds Management, Inc. Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan

Officers

Marie K. Karpinski, Vice President and Treasurer Gregory T. Merz, Vice President, Secretary and Chief Legal Officer Wm. Shane Hughes, Assistant Treasurer Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart LLP Washington, DC

Independent Auditors

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund’s portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or upon request without charge through http://www.leggmasonfunds.com/aboutlmf.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-222

Item 2 — Code of Ethics

     Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

     Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

     Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

     Not applicable.

Item 6 — Schedule of Investments

     The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

     Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 — Exhibits
(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Growth Trust, Inc.

Date: 8/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Growth Trust, Inc.

Date: 8/24/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Growth Trust, Inc.
Date: 8/24/04